Redeemable series E convertible preferred stock (Details) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Nov. 21, 2019	May 13, 2019	May 10, 2019	Dec. 31, 2019	May 06, 2019	Dec. 31, 2018	Dec. 12, 2018
Redeemable Preferred Stock [Abstract]
Share price (in dollars per share)							$ 1.95
Dividends [Abstract]
Accrued dividends				$ 256		$ 0
Series E Convertible Preferred Stock [Member]
Redeemable Preferred Stock [Abstract]
Preferred stock, shares outstanding (in shares)				1,387,378	2,633,678
Share price (in dollars per share)					$ 6.00
Preferred stock, stated value (in dollars per share)				$ 0.99
Preferred stock, conversion price (in dollars per share)				$ 0.78
Converted to common stock (in shares)	(320,542)	(236,364)	(689,394)
Number of common stock, shares issued upon conversion of preferred stock (in shares)	406,841	300,000	875,000
Dividends [Abstract]
Preferred stock, dividend rate				10.00%
Accrued dividends				$ 300		$ 0
Redemption [Abstract]
Preferred stock, mandatory redemption price in percentage of stated value				125.00%
Preferred stock, mandatory redemption price (in dollars per share)				$ 1.23
Preferred stock, mandatory redemption price in percentage of market price				75.00%